Note 21 - Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about finance cost [text block]
	2021	2020
Stand-by and transaction fees	$2,364	$5,320
Interest on Credit Facility	55	3,613
Accretion expense on the provision for reclamation	1,626	2,252
Interest expense on lease liabilities	715	921
Other financing fees	2	1,712
Total finance costs	$4,762	$13,818